Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 31, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
SiM Dynamic Allocation Diversified Income Fund S000033043
SiM Dynamic Allocation Equity Income Fund S000033045

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the SiM Dynamic Allocation Diversified Income Fund and the SiM Dynamic Allocation Equity Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 28, 2012, and filed electronically as Post-Effective Amendment No. 449 to the Trust’s Registration Statement on Form N-1A on August 24, 2012.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust